Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000030198
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 10,802	$ 10,575	$ 9,469	$ 9,473	$ 11,168	$ 10,848	$ 10,442	$ 9,776	$ 9,893	$ 9,893	$ 9,548
C000030197
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 11,659	11,372	10,158	10,137	11,918	11,545	11,069	10,331	10,424	10,404	10,000
C000030205
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares
Account Value	$ 12,627	12,007	11,222	10,754	10,970	10,854	10,638	10,350	10,208	10,103	10,000
C000030206
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 13,019	12,374	11,535	11,050	11,255	11,119	10,863	10,510	10,321	10,148	10,000
C000212356
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 13,027	12,381	11,540	11,054	11,257	11,120	10,863	10,510	10,321	10,148	10,000
C000030207
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 12,717	12,087	11,278	10,815	11,026	10,904	10,669	10,381	10,228	10,102	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,998	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,998	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,998	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,998	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,998	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,998	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000
FEDERATED INDEX: Bloomberg US Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Account Value	$ 12,464	11,928	11,271	10,788	10,815	10,794	10,602	10,316	10,154	10,064	10,000
FEDERATED INDEX: Lipper Ultra-Short Obligations Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds Average
Account Value	$ 12,738	12,153	11,413	10,874	10,983	10,919	10,727	10,441	10,265	10,123	10,000
FEDERATED INDEX: Bloomberg US Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Account Value	$ 12,464	11,928	11,271	10,788	10,815	10,794	10,602	10,316	10,154	10,064	10,000
FEDERATED INDEX: Lipper Ultra-Short Obligations Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds Average
Account Value	$ 12,738	12,153	11,413	10,874	10,983	10,919	10,727	10,441	10,265	10,123	10,000
FEDERATED INDEX: Bloomberg US Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Account Value	$ 12,464	11,928	11,271	10,788	10,815	10,794	10,602	10,316	10,154	10,064	10,000
FEDERATED INDEX: Lipper Ultra-Short Obligations Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds Average
Account Value	$ 12,738	12,153	11,413	10,874	10,983	10,919	10,727	10,441	10,265	10,123	10,000
FEDERATED INDEX: Bloomberg US Short-Term Government/Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Short-Term Government/Corporate Index
Account Value	$ 12,464	11,928	11,271	10,788	10,815	10,794	10,602	10,316	10,154	10,064	10,000
FEDERATED INDEX: Lipper Ultra-Short Obligations Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Ultra-Short Obligations Funds Average
Account Value	$ 12,738	$ 12,153	$ 11,413	$ 10,874	$ 10,983	$ 10,919	$ 10,727	$ 10,441	$ 10,265	$ 10,123	$ 10,000